Bank Loans and issuance of Debt Securities - Summary of Maturity of Long Term Debt Payable (Detail) $ in Thousands	Dec. 31, 2023 MXN ($)
Disclosure of detailed information about borrowings [Line Items]
Loans	$ 40,567,696
Less Than One Year [member]
Disclosure of detailed information about borrowings [Line Items]
Loans	7,830,316
Less Than Two Years [member]
Disclosure of detailed information about borrowings [Line Items]
Loans	8,061,756
Less Than Three Years [member]
Disclosure of detailed information about borrowings [Line Items]
Loans	8,604,246
Less Than Four Years [member]
Disclosure of detailed information about borrowings [Line Items]
Loans	5,598,000
Later than four years and not later than five years [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans	3,000,000
Later than five years and not later than six years [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans	$ 7,473,378